PREPAID EXPENSES	6 Months Ended
Jun. 30, 2025
Mango Financial Group Limited [Member]
Restructuring Cost and Reserve [Line Items]
PREPAID EXPENSES

6.	PREPAID EXPENSES

	As of
	December 31,	June 30,
	2024	2025
	HK$	HK$
		(Unaudited)

Prepaid introduction fees	-	5,886,980
Prepaid rent and management fees	240,340	237,220
Prepaid system and subscription fees	10,000	36,051
Prepaid consultancy services	15,000	-
Others	11,088	3,019
	276,428	6,163,270

MANGO FINANCIAL GROUP LIMITED

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE SIX MONTHS ENDED JUNE 30, 2024 AND 2025 (UNAUDITED)